Note 27 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	18,842	14,827	32,771
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	0	0	18,000